ZHEJIANG JIAHUAN ELECTRONIC COMPANY CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Share capital CNY (¥)	Capital reserves CNY (¥)	PRC statutory reserves CNY (¥)	Retained earnings CNY (¥)	Non controlling interest CNY (¥)
Beginning Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2011	¥ 81,340		¥ 11,250	¥ 8,542	¥ 20,920	¥ 40,160	¥ 468
Acquisition of Non-controlling interest | ZHEJIANG JIAHUAN						204	(204)
Net loss and total comprehensive loss | ZHEJIANG JIAHUAN	¥ 1,519					1,519	16
Net loss and total comprehensive loss | $		$ (429)
Ending Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2012	82,875		11,250	8,542	20,920	41,883	280
Net loss and total comprehensive loss | ZHEJIANG JIAHUAN	¥ 2,305					2,305	¥ 3
Net loss and total comprehensive loss | $		35
Transfer to statutory reserve | ZHEJIANG JIAHUAN					11	(11)
Dividend paid | ZHEJIANG JIAHUAN	¥ (2,250)					(2,250)
Ending Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2013	82,933		11,250	8,542	20,931	41,927	¥ 283
Net loss and total comprehensive loss | ZHEJIANG JIAHUAN	4,710					4,710
Net loss and total comprehensive loss | $		$ (131)
Dividend paid | ZHEJIANG JIAHUAN	(2,250)					(2,250)
Ending Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2014	¥ 85,393		¥ 11,250	¥ 8,542	¥ 20,931	¥ 44,387	¥ 283